Nov. 03, 2022

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated November 3, 2022 to the Prospectus dated August 10, 2022 for the following series of the Trust:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

(the “Fund”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

As described in the Fund’s Prospectus, the Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and also producing a fixed rate of return if the value of the S&P 500 Index is unchanged or increases, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period. As of November 3, 2022, the estimated ranges of the Fund’s Trigger Rate are available on the Funds’ website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Funds’ investment adviser (“Milliman”), will not calculate the definitive Trigger Rate applicable to the Fund’s Outcome Period until the commencement of the Fund’s Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the Outcome Period, and (ii) the strike price (for the Spread) of long call options contracts on the S&P 500 Index and corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Funds’ website on any given day.

Investors should retain this supplement for future reference.